Business Segments - Schedule of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Services and fees
Total Revenues	$ 277,871	$ 175,364	$ 689,236	$ 567,839	$ 746,421	$ 1,388,494
Total – Sale of goods	35,001	40,312	106,847	118,897	167,634	172,836
Trading gains (losses), net [Member]
Services and fees
Total Revenues	53,012	(1,238)	64,521	(50,226)	(57,007)	21,603
Fair value adjustments on loans [Member]
Services and fees
Total Revenues	1,299	(71,477)	(5,997)	(259,260)	(325,498)	20,225
Interest income – loans [Member]
Services and fees
Total Revenues	2,094	11,251	9,143	51,894	54,141	123,244
Interest income – securities lending [Member]
Services and fees
Total Revenues	2,523	7,007	5,487	69,614	70,862	161,652
Sale of goods [Member]
Services and fees
Total Revenues					220,619	240,303
Total – Sale of goods	48,275	55,248	140,803	164,254
North America [Member]
Services and fees
Total Revenues	254,762	150,334	622,418	491,569	644,478	1,274,488
North America [Member] | Services and fees [Member]
Services and fees
Total Revenues	170,668	174,573	475,279	591,563	783,304	821,467
North America [Member] | Trading gains (losses), net [Member]
Services and fees
Total Revenues	53,012	(1,238)	64,521	(50,226)	(57,007)	21,603
North America [Member] | Fair value adjustments on loans [Member]
Services and fees
Total Revenues	1,299	(71,477)	(5,997)	(259,260)	(325,498)	20,225
North America [Member] | Interest income – loans [Member]
Services and fees
Total Revenues	2,094	11,251	9,143	51,894	54,141	123,244
North America [Member] | Interest income – securities lending [Member]
Services and fees
Total Revenues	2,523	7,007	5,487	69,614	70,862	161,652
North America [Member] | Sale of goods [Member]
Services and fees
Total Revenues	25,166	30,218	73,985	87,984	118,676	126,297
Australia [Member]
Services and fees
Total Revenues	2,189	2,735	6,871	9,196	12,305	11,878
Australia [Member] | Sale of goods [Member]
Services and fees
Total Revenues	2,189	2,735	6,871	9,196	12,305	11,878
Europe, Middle East, and Africa [Member]
Services and fees
Total Revenues	13,270	14,556	38,240	41,508	55,517	65,596
Europe, Middle East, and Africa [Member] | Sale of goods [Member]
Services and fees
Total Revenues	13,270	14,556	38,240	41,508	55,517	65,596
Asia [Member]
Services and fees
Total Revenues	6,084	5,540	16,361	18,674	24,736	26,790
Asia [Member] | Sale of goods [Member]
Services and fees
Total Revenues	6,084	5,540	16,361	18,674	24,736	26,790
Latin America [Member]
Services and fees
Total Revenues	1,566	2,199	5,346	6,892	9,385	9,742
Latin America [Member] | Sale of goods [Member]
Services and fees
Total Revenues	$ 1,566	$ 2,199	$ 5,346	$ 6,892	$ 9,385	$ 9,742